Net Loss Per Share - Anti-dilutive common equivalent shares (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Loss Per Share
Total anti-dilutive common equivalent shares	40,474,263	135,800,344	122,451,684
Stock options
Net Loss Per Share
Total anti-dilutive common equivalent shares	16,243,532	26,708,329	15,254,566
Restricted stock units
Net Loss Per Share
Total anti-dilutive common equivalent shares	3,577,894	1,894,897
Outstanding warrants
Net Loss Per Share
Total anti-dilutive common equivalent shares	20,652,837
Convertible preferred stock
Net Loss Per Share
Total anti-dilutive common equivalent shares		107,197,118	107,197,118